NET INCOME (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET INCOME (LOSS) PER SHARE [Abstract]
Net income (loss) attributable to Actions Semiconductor Co., Ltd.	$ (2,202)	$ 3,005	$ 384
Shares:
Weighted average shares outstanding used in computing basic net income (loss) per share	412,706,341	418,499,545	438,401,072
Effect of dilutive securities:
Weighted average shares from assumed exercise of share-based awards		15,483,560	16,167,778
Weighted average shares outstanding used in computing diluted net income (loss) per share	412,706,341	433,983,105	454,568,850
Net income (loss) per share, basic	$ (0.005)	$ 0.007	$ 0.001
Net income (loss) per share, diluted	$ (0.005)	$ 0.007	$ 0.001